Goodwill and Other Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Summary of Intangible Assets
The following is a summary of intangible assets at June 30, 2020 and December 31, 2019:

	Estimated	June 30, 2020		December 31, 2019
	Life (Years)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Customer lists and contracts	7 — 10	$644,330	$551,309	$641,714	$539,405
Non-competition agreements	3 — 15	66,101	64,512	66,014	64,379
Site locations	15	2,399,355	1,550,917	2,384,520	1,509,335
Other	2 — 15	49,974	37,826	49,864	36,749

		$3,159,760	$2,204,564	$3,142,112	$2,149,868
Unamortizable intangible assets:
Goodwill		$2,165,697	$253,536	$2,165,810	$253,536

The following is a summary of intangible assets at December 31, 2019 and 2018:

	Estimated Life (Years)	2019		2018
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7 — 10	$641,714	$539,405	$610,376	$514,928
Non-competition agreements	3 — 15	66,014	64,379	65,771	64,119
Site locations	15	2,384,520	1,509,335	2,228,767	1,422,794
Other	2 — 15	49,864	36,749	45,992	33,612

		$3,142,112	$2,149,868	$2,950,906	$2,035,453
Unamortizable Intangible Assets:
Goodwill		$2,165,810	$253,536	$2,172,922	$253,536

Summary of Changes in Gross Carrying Amount of Goodwill
The changes in the gross carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$1,993,990
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—

Balance as of December 31, 2018	$2,172,922
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,165,810

Summary of Estimated Amortization Expense	The following is a summary of the estimated amortization expense for future years:

2020	$108,323
2021	104,332
2022	99,480
2023	88,649
2024	84,835
Thereafter	506,625

Total	$992,244

LAMAR MEDIA CORP. AND SUBSIDIARIES [Member]
Summary of Intangible Assets
The following is a summary of intangible assets at December 31, 2019 and 2018:

	Estimated Life (Years)	2019		2018
		Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable Intangible Assets:
Customer lists and contracts	7—10	$641,714	$539,405	$610,376	$514,928
Non-competition agreement	3—15	66,014	64,379	65,771	64,119
Site locations	15	2,384,520	1,509,335	2,228,767	1,422,794
Other	2—15	49,318	36,671	45,446	33,535

		$3,141,566	$2,149,790	$2,950,360	$2,035,376
Unamortizable Intangible Assets:
Goodwill		$2,154,790	$252,667	$2,161,902	$252,667

Summary of Changes in Gross Carrying Amount of Goodwill
The changes in the gross carrying amount of goodwill for the years ended December 31, 2019 and 2018 are as follows:

Balance as of December 31, 2017	$1,982,970
Goodwill acquired during the year	182,117
Purchase price adjustments and other	(3,185)
Impairment losses	—

Balance as of December 31, 2018	$2,161,902
Goodwill acquired during the year	29,360
Purchase price adjustments and other	(36,472)
Impairment losses	—

Balance as of December 31, 2019	$2,154,790